Schedule of Investments (unaudited)	iShares® U.S. Healthcare Providers ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 10.9%
Acadia Healthcare Co. Inc.(a)	254,051	$17,181,469
Brookdale Senior Living Inc.(a)(b)	522,082	2,370,252
Cano Health Inc.(a)(b)	537,356	2,353,619
Community Health Systems Inc.(a)	353,957	1,327,339
Encompass Health Corp.	280,083	15,698,652
Ensign Group Inc. (The)	147,904	10,866,507
Hanger Inc.(a)	103,654	1,484,325
HCA Healthcare Inc.(b)	321,975	54,111,119
National HealthCare Corp.	38,268	2,674,933
Pennant Group Inc. (The)(a)(b)	75,781	970,755
Select Medical Holdings Corp.	289,679	6,842,218
Surgery Partners Inc.(a)(b)	101,018	2,921,441
Tenet Healthcare Corp.(a)	302,309	15,889,361
U.S. Physical Therapy Inc.(b)	36,457	3,981,105
Universal Health Services Inc., Class B(b)	188,385	18,972,253
		157,645,348
Health Care Services — 36.8%
1Life Healthcare Inc.(a)(b)	484,386	3,797,586
Accolade Inc.(a)(b)	163,673	1,211,180
Addus HomeCare Corp.(a)	45,101	3,756,011
Agiliti Inc.(a)(b)	78,631	1,612,722
agilon health Inc.(a)(b)	137,117	2,993,264
Amedisys Inc.(a)(b)	91,411	9,609,124
Apollo Medical Holdings Inc.(a)(b)	106,910	4,125,657
Castle Biosciences Inc.(a)	68,276	1,498,658
Chemed Corp.(b)	42,006	19,717,196
Cigna Corp.	254,007	66,935,925
CorVel Corp.(a)	26,209	3,859,799
CVS Health Corp.	2,225,576	206,221,872
DaVita Inc.(a)(b)	169,908	13,585,844
DocGo Inc.(a)(b)	213,602	1,525,118
Fulgent Genetics Inc.(a)	55,370	3,019,326
Guardant Health Inc.(a)(b)	286,032	11,538,531
Hims & Hers Health Inc.(a)(b)	348,168	1,577,201
Invitae Corp.(a)(b)	594,803	1,451,319
Laboratory Corp. of America Holdings.	260,149	60,968,520
LHC Group Inc.(a)	87,078	13,561,528
MEDNAX Inc.(a)(b)	241,463	5,073,138
ModivCare Inc.(a)	34,720	2,933,840
Oak Street Health Inc.(a)(b)	392,393	6,450,941
OPKO Health Inc.(a)	1,148,485	2,905,667
Option Care Health Inc.(a)(b)	389,073	10,812,339
Premier Inc., Class A.	331,113	11,814,112
Privia Health Group Inc.(a)	76,406	2,224,943
Quest Diagnostics Inc.	329,368	43,799,357
R1 RCM Inc.(a)(b)	376,777	7,897,246
RadNet Inc.(a)(b)	131,266	2,268,277
Sema4 Holdings Corp.(a)(b)	727,698	916,899
Signify Health Inc., Class A(a)(b)	69,008	952,310
		530,615,450
Health Care Technology — 5.7%
American Well Corp., Class A(a)(b)	563,998	2,436,471
Security	Shares	Value

Health Care Technology (continued)
Certara Inc.(a)(b)	291,770	$6,261,384
Change Healthcare Inc.(a)	708,074	16,328,186
Definitive Healthcare Corp.(a)(b)	73,716	1,690,308
Doximity Inc., Class A(a)(b)	260,051	9,054,976
GoodRx Holdings Inc., Class A(a)	196,578	1,163,742
Health Catalyst Inc.(a)(b)	152,367	2,207,798
HealthStream Inc.(a)	67,971	1,475,650
Inspire Medical Systems Inc.(a)(b)	77,430	14,144,138
Multiplan Corp.(a)(b)	681,453	3,741,177
Phreesia Inc.(a)(b)	145,786	3,646,108
Schrodinger Inc.(a)(b)	132,180	3,490,874
Sharecare Inc.(a)(b)	832,331	1,315,083
Teladoc Health Inc.(a)(b)	452,337	15,022,112
		81,978,007
Life Sciences Tools & Services — 0.2%
NeoGenomics Inc.(a)(b)	350,395	2,855,719

Managed Health Care — 46.3%
Centene Corp.(a)	801,935	67,851,720
Clover Health Investments Corp.(a)(b)	873,828	1,869,992
Elevance Health Inc.(b)	245,358	118,404,864
HealthEquity Inc.(a)(b)	236,758	14,534,574
Humana Inc.	147,030	68,820,332
Molina Healthcare Inc.(a)	164,733	46,060,994
Progyny Inc.(a)(b)	198,885	5,777,609
UnitedHealth Group Inc.(b)	671,082	344,687,848
		668,007,933
Total Long-Term Investments — 99.9%
(Cost: $1,461,132,246)		1,441,102,457

Short-Term Securities

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	81,281,281	81,273,152
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	1,660,000	1,660,000

Total Short -Term Investments — 5.8%
(Cost: $82,922,735)		82,933,152

Total Investments in Securities — 105.7%
(Cost: $1,544,054,981)		1,524,035,609

Liabilities in Excess of Other Assets — (5.7)%		(81,557,754)

Net Assets — 100.0%		$1,442,477,855

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Healthcare Providers ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$49,212,785	$32,059,040	(a)	$—	$583	$744	$81,273,152	81,281,281	$29,249	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,470,000	190,000	(a)	—	—	—	1,660,000	1,660,000	3,153		—
					$583	$744	$82,933,152		$32,402		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	9	09/16/22	$1,168	$79,151

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Healthcare Providers ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,441,102,457	$—	$—	$1,441,102,457
Money Market Funds	82,933,152	—	—	82,933,152
	$1,524,035,609	$—	$—	$1,524,035,609
Derivative financial instruments(a)
Assets
Futures Contracts	$79,151	$—	$—	$79,151

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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